Shareholders' Equity (Details)	1 Months Ended				12 Months Ended
	Oct. 26, 2020	Aug. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 $ / shares shares	Jun. 17, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 03, 2019 ₪ / shares shares
Shareholders' Equity (Details) [Line Items]
Aggregate amount (in Dollars) | $						$ 312,500	$ 3,684,000
Purchase price (in Dollars per share) | $ / shares			$ 12.00	$ 20.87	$ 16.00	$ 2,210	$ 2.21
Ordinary shares			1,109,245	2,262,443	4,624,500
Aggregate purchase price (in Dollars) | $				$ 5,000,000		$ 5,000,000
Aggregate purchase price (in Dollars) | $					$ 74,000,000
Net proceeds (in Dollars) | $					71,000,000
Net proceeds from IPO (in Dollars) | $					$ 169,348,000
Percentage of discount price			25.00%
Ordinary shares reserved under the ESOP								8,041,936
Price per share (in New Shekels per share) | ₪ / shares								₪ 0.01
Number of exercised shares					1,027,151
Description of share-based compensation expenses	the Company entered into an amendment to a business development agreement (“the Agreement”) dated February 4, 2020 with two service providers pursuant to which the Company paid an aggregate one-time payment of $400 thousand plus VAT and issued to them warrants to purchase an aggregate of 650,000 ordinary shares at an exercise price of $18 per share with a graded vesting ending 10 weeks following the grant date (subject to a standard cashless exercise provision). As a result, the Company recorded an expense of $6.1 million for the warrants granted. The service providers waived any and all past, present and future compensation to which they are or may be entitled pursuant to the Agreement and all activities undertaking on behalf of the Company, including the right to a percentage from future revenues from any of the Company’s systems and the issuance of warrants.
Nanox PLC [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate amount (in Dollars) | $						$ 4,038,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Purchase price (in Dollars per share) | $ / shares		$ 18
Ordinary shares		9,178,744
Aggregate purchase price (in Dollars) | $		$ 190,000,000
Stock Issued During Period, Shares, New Issues		9,178,744
Over-Allotment Option [Member]
Shareholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,376,812
Equity Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares					2,978,247
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares				2,262,443
Employees, Officers and Directors [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares					730,734
Exercise price per share (in Dollars per share) | $ / shares					$ 13.53